                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212)218-8270

Signature, Place, and Date of Signing:

    /s/ Bernard Selz
------------------------          New York, NY                 2/4/08
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name

28-_______                None
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           - 0 -

Form 13F Information Table Entry Total:         35

Form 13F Information Table Value Total:    196,799
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number      Name

___ 28-_______                NONE
[Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1                    Column 2    Column 3  Column 4   Column 5                   Column 6          Column 8
--------                 -------------- --------- -------- --------------------------  ---------- ------------------------
Name of Issuer           Title of Class  Cusip             Shares/Prn Amount/Put-Call                 Voting Authority
--------------           -------------- ---------  Value   --------------------------  Investment ------------------------
                                                  (x$1000)                             Discretion  Sole   Shared   None
                                                  --------                             ---------- ------- ------ ---------
CDC CORP                 SHS A          G2022L106   2,922    600,000        SH            SOLE    126,000   --     474,000
ALESCO FINL INC          COM            014485106   1,706    520,000        SH            SOLE    110,000   --     410,000
CAPITALSOURCE INC        COM            14055X102   3,518    200,000        SH            SOLE     44,000   --     156,000
COMPTON PETE CORP        COM            204940100   8,602    935,000        SH            SOLE    161,000   --     774,000
CORNING INC              COM            219350105  16,193    675,000        SH            SOLE    137,000   --     538,000
CROWN CASTLE INTL CORP   COM            228227104     832     20,000        SH            SOLE      4,000   --      16,000
CRYSTAL RIV CAP INC      COM            229393301   4,043    280,000        SH            SOLE     56,000   --     224,000
ELIXIR GAMING
  TECHNOLOGIES I         COM            28661G105   4,429  1,030,000        SH            SOLE    164,000   --     866,000
FARO TECHNOLOGIES INC    COM            311642102   7,882    290,000        SH            SOLE     56,000   --     234,000
FLAMEL TECHNOLOGIES SA   SPONSORED ADR  338488109   4,478    448,700        SH            SOLE     60,700   --     388,000
GOLDCORP INC NEW         COM            380956409   3,732    110,000        SH            SOLE     16,000   --      94,000
HEALTHWAYS INC           COM            422245100   1,169     20,000        SH            SOLE      5,000   --      15,000
ICONIX BRAND GROUP INC   COM            451055107     983     50,000        SH            SOLE     11,000   --      39,000
ISHARES SILVER TRUST     ISHARES        46428Q109   1,470     10,000        SH            SOLE      2,000   --       8,000
ISHARES INC              MSCI JAPAN     464286848   2,658    200,000        SH            SOLE     44,000   --     156,000
JER INVT TR INC          COM            46614H301     539     50,000        SH            SOLE     20,000   --      30,000
KKR FINANCIAL HLDGS LLC  COM            48248A306   1,686    120,000        SH            SOLE     26,000   --      94,000
MDC PARTNERS INC         CL A SUB VTG   552697104   5,084    522,000        SH            SOLE    115,000   --     407,000
MERCK & CO INC           COM            589331107  16,271    280,000        SH            SOLE     64,000   --     216,000
NORTHSTAR RLTY FIN CORP  COM            66704R100   3,300    370,000        SH            SOLE     54,000   --     316,000
PAETEC HOLDING CORP      COM            695459107   5,850    600,000        SH            SOLE    135,000   --     465,000
PREMIER EXIBITIONS INC   COM            74051E102   5,525    505,000        SH            SOLE    110,000   --     395,000
PROGRESSIVE GAMING INTL
  CORP                   COM            74332S102   3,040  1,226,000        SH            SOLE    184,000   --   1,042,000
RAIT FINANCIAL TRUST     COM            749227104   2,241    260,000        SH            SOLE     50,000   --     210,000
RANDGOLD RES LTD         ADR            752344309   2,970     80,000        SH            SOLE     17,000   --      63,000
RESOURCE CAP CORP        COM            76120W302   3,352    360,000        SH            SOLE     83,000   --     277,000
SWITCH & DATA FACILITIES
  COM                    COM            871043105     641     40,000        SH            SOLE      8,000   --      32,000
TESCO CORP               COM            88157K101  38,281  1,335,000        SH            SOLE    220,000   --   1,115,000
3-D SYS CORP DEL         COM NEW        88554D205   9,377    607,302        SH            SOLE     90,402   --     516,900
TIME WARNER TELECOM
  INC                    CL A           887319101   7,812    385,000        SH            SOLE     83,000   --     302,000
VERIFONE HLDGS INC       COM            92342Y109   4,650    200,000        SH            SOLE     44,000   --     156,000
VICOR CORP               COM            925815102   2,572    165,000        SH            SOLE     51,000   --     114,000
WALGREEN CO              COM            931422109   9,520    250,000        SH            SOLE     54,000   --     196,000
WRIGHT EXPRESS CORP      COM            98233Q105   4,614    130,000        SH            SOLE     31,000   --      99,000
XEROX CORP               COM            984121103   4,857    300,000        SH            SOLE     66,000   --     234,000